Supplemental Cash Flow Information - Components of Change in Other Assets and Liabilities Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Other current and noncurrent assets	$ (34,252)	$ (19,424)	$ 9,171
Accrued salaries, benefits and payroll taxes	12,186	136	16,942
Accrued insurance and other taxes	(1,416)	4,866	(2,688)
Accrued income taxes	(10,336)	(11,044)	(12,523)
Accrued pension, postretirement and postemployment benefits	(133,153)	1,980	(15,955)
Other current and noncurrent liabilities	(12,972)	38,105	(6,053)
Change in other assets and liabilities, net	$ (179,943)	$ 14,619	$ (11,106)